TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Trade payables	$ 7,994	$ 2,327	$ 7,860
Accrued voyage expenses	38,617	18,306	16,582
Accrued ship operating expenses	16,252	11,063	10,180
Accrued administrative expenses	9,359	3,773	7,293
Deferred charter revenue	0	3,124	5,687
Other	9,311	4,771	7,400
Trade and other payables	81,533	43,364	55,002
Other non-current payables	2,053	992	3,739
Total other non-current payables	$ 2,053	$ 992	$ 3,739